Long-Term Debt (Components of Long-Term Debt) (Parenthetical) (Detail)			3 Months Ended		12 Months Ended			12 Months Ended															12 Months Ended
	Jul. 15, 2013	Mar. 21, 2013	Mar. 31, 2014 The principal and interest is subject to a fixed blended repayment schedule of 36 months, commencing July 15, 2013.	Mar. 31, 2014 The principal is subject to a fixed semi-annual repayment schedule commencing October 31, 2012 over 48 months.	Dec. 31, 2013 Notes Payable Minimum	Dec. 31, 2013 Notes Payable Maximum	Dec. 31, 2013 Notes Payable The principal is not subject to a fixed repayment schedule	Dec. 31, 2012 Notes Payable The principal and interest is subject to a fixed blended repayment schedule of 36 months, commencing July 15, 2013.	Dec. 31, 2013 Notes Payable The principal is subject to a fixed semi-annual repayment schedule commencing October 31, 2012 over 48 months.	Dec. 31, 2012 Notes Payable The principal is subject to a fixed semi-annual repayment schedule commencing October 31, 2012 over 48 months.	Dec. 31, 2013 Notes Payable The principal and interest is subject to a fixed blended repayment schedule of 36 months, commencing July 15, 2013	Dec. 31, 2012 Notes Payable The principal and interest is subject to a fixed blended repayment schedule of 36 months, commencing July 15, 2013	Dec. 31, 2013 Convertible, Senior Secured Term Debt	Dec. 31, 2012 Convertible, Senior Secured Term Debt	Dec. 31, 2013 Long-term secured deferred trade payable Minimum	Dec. 31, 2012 Long-term secured deferred trade payable Minimum	Dec. 31, 2013 Long-term secured deferred trade payable Maximum	Dec. 31, 2012 Long-term secured deferred trade payable Maximum	Dec. 31, 2013 Long-term secured deferred trade payable The principal and interest is subject to a fixed blended repayment schedule of 24 and 36 months, commencing July 15, 2013.	Dec. 31, 2012 Long-term secured deferred trade payable The principal and interest is subject to a fixed blended repayment schedule of 24 and 36 months, commencing July 15, 2013.	Dec. 31, 2013 Officer [Member] Notes Payable The principal is not subject to a fixed repayment schedule	Dec. 31, 2012 Officer [Member] Notes Payable The principal is not subject to a fixed repayment schedule	Dec. 31, 2013 Officer [Member] Notes Payable The principal and interest is subject to a fixed blended repayment schedule of 36 months, commencing July 15, 2013.	Dec. 31, 2012 Officer [Member] Notes Payable The principal and interest is subject to a fixed blended repayment schedule of 36 months, commencing July 15, 2013.
Debt Instrument [Line Items]
Long term debt, fixed interest repayment term			36 months	48 months	24	36		36 months	48 months	48 months	36 months		15 months	15 months	24 months	24 months	36 months	36 months					36 months	36 months
Long term debt repayment starting date			Jul. 15, 2013	Oct. 31, 2012					Oct. 31, 2012	Oct. 31, 2012	Jul. 15, 2013	Jul. 15, 2013	Oct. 15, 2012	Oct. 15, 2012					Jul. 15, 2013	Jul. 15, 2013			Jul. 15, 2013	Jul. 15, 2013
Long term debt, fixed interest rate	16.00%	16.00%	12.00%				8.00%				12.00%	12.00%	13.50%	13.50%					12.00%	12.00%	8.00%	8.00%	12.00%	12.00%